Cover	Jan. 31, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2025
Entity File Number	001-42496
Entity Registrant Name	Stellar V Capital Corp.
Entity Central Index Key	0002033593
Entity Tax Identification Number	86-2887484
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	230 Park Avenue
Entity Address, Address Line Two	Suite 1540
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10169
City Area Code	212
Local Phone Number	661-7566
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SVCC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	SVCCW
Security Exchange Name	NASDAQ
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	SVCCU
Security Exchange Name	NASDAQ